Shareholder Report, Line Graph (Details) - USD ($)	Oct. 02, 2023	Aug. 23, 2021	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Nov. 30, 2022	Nov. 30, 2021
C000214795
Account Value [Line Items]
Line Graph and Table Measure Name		Zacks Earnings Consistent Portfolio ETF
Account Value		$ 10,000	$ 13,112												$ 10,284		$ 9,759	$ 10,092
C000245117
Account Value [Line Items]
Line Graph and Table Measure Name	Zacks Small/Mid Cap ETF
Account Value	$ 10,000		14,626	$ 13,257	$ 13,277	$ 12,905	$ 12,917	$ 12,213	$ 12,281	$ 11,844	$ 12,657	$ 12,217	$ 11,328	$ 11,428	10,456	$ 9,556
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		13,926	12,678	12,797	12,609	12,642	11,767	11,946	11,469	12,293	11,806	11,197	11,497	10,384	9,527
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	13,733												10,212		$ 9,068	$ 10,167
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		$ 14,337	$ 13,442	$ 13,542	$ 13,267	$ 12,985	$ 12,748	$ 12,365	$ 11,807	$ 12,351	$ 11,965	$ 11,350	$ 11,226	$ 10,660	$ 9,751